FAIR VALUE MEASUREMENTS (Narrative) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
FAIR VALUE MEASUREMENTS [Abstract]
Outstanding convertible notes	$ 62,190	$ 94,600
Fair value of convertible notes	46,700	56,000
Long-term bank borrowings (including the current portions)	58,160	73,300
Fair value of long-term bank borrowings (including the current portions)	$ 57,200	$ 71,800